GENERAL (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 05, 2014
Acquisition of Tilera Corporation [Line Items]
Net cash amount paid	$ 41,580
Acquisition of Tilera Corporation [Member]
Acquisition of Tilera Corporation [Line Items]
Aggregate purchase price				45,469
Maximum earnout payable				80,000
Acquisition costs				6,400
Cash consideration transferred into escrow				$ 7,000